Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of related party transactions

	Balances at December 31, 2022				Balances at December 31, 2021
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other (i)	Total	and associates	subsidiaries	Other (i)	Total
Assets
Current
Trade accounts receivable	-	11,924	1,867	13,791	-	4,894	7,346	12,240
Inventories (advance to suppliers)	-	61,428	-	61,428	-	9,927	-	9,927
Dividends and interest on capital	-	-	4,296	4,296	-	-	-	-
Other receivabels	11,348	287	-	11,635	-	287	-	287
								-
Non-current								-
Other receivables	-	5,657	-	5,657	-	38,987	-	38,987
Total assets	11,348	79,296	6,163	96,807	-	54,095	7,346	61,441

Liabilities
Current
Trade payables	126,014	137,764	14,189	277,967	103,259	134,063	11,113	248,435
Other payables	4	233,133	314	233,451	-	296,984	345	297,329

Non-current
Trade payables	3,069	-	-	3,069	-	-	-
Loan to non-controlling shareholders of Braskem Idesa	-	-	2,498,093	2,498,093	-	-	3,646,538	3,646,538
Total liabilities	129,087	370,897	2,512,596	3,012,580	103,259	431,047	3,657,996	4,192,302

	Year ended December 31, 2022				Year ended December 31, 2021				Year ended December 31, 2020
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Transactions
Sales of products	-	182,218	437,514	619,732	–	171,665	540,855	712,520	–	182,521	326,825	509,346
Purchases of raw materials, finished goods services and utilities	(334,363)	(22,900,140)	(24,813)	(23,259,316)	(306,426)	(19,833,063)	(6,953)	(20,146,442)	(133,127)	(14,566,840)	(20,350)	(14,720,317)
Financial income (expenses), net	(854)	(33,656)	41,082	6,572	(141)	(11,758)	(245,819)	(257,718)	(452)	(3,810)	(818)	(5,080)
General and administrative expenses	-	–	(45,329)	(45,329)	–	-	(67,273)	(67,273)	–	–	(46,738)	(46,738)
Other income (expenses)	-	51,248	-	51,248	–	(217,497)	-	(217,497)	–	–	-	–

(i) Borealis, Grupo Idesa, Refinaria de Petróleo Riograndense S.A e Vexty

Schedule of key management personnel

Statement of profit or loss transactions	2022	2021	2020
Remuneration
Short-term benefits	83,466	119,734	74,943
Post-employment benefit	1,636	2,121	961
Long term incentive plan	16,938	14,394	7,456
Total	102,040	136,249	83,360